Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	6 Months Ended
Jun. 30, 2017
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities.

	December 31, 2016			June 30, 2017
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	57,272	57,272	28,798	28,798
Senior unsecured bond	Level 2	(125,000)	(127,423)	(100,000)	(99,500)
Secured term loan facilities and revolving credit facility	Level 3	(628,872)	(553,346)	(704,360)	(618,611)